Business Combinations (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) $ in Thousands	Jan. 27, 2022 USD ($)
Share Purchase Agreement [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities excluding of cash acquired	$ 1,548